SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH     APRIL 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

As Of Trade
3-31      GF      25000    17.05          19.80              Weeden & Co


4-1        GF      25000    16.725        19.85              Weeden & Co
4-2         " "      45000     16.8402      20.02                   " "
4-3         " "      35000     16.982        20.13                   " "
4-6         " "      50000     17.3437      20.23                   " "
4-7         " "      55200     17.3817      20.34                   " "
4-8         " "      50000     17.206        20.36                   " "
4-9         " "      58000     17.487        20.64                   " "
4-13       " "      20000     17.6562      20.53                   " "
4-14       " "    109500     17.9369      20.85                   " "
4-15       " "      36300     17.9569      20.81                   " "
4-16       " "    325000     17.844        20.59                   " "
4-17       " "    600000     17.7552      20.63                   " "
4-20       " "    125000     18.182        20.91                   " "
4-21       " "    196800     18.11          21.21                   " "
4-22       " "      30000     18.01          21.19                   " "
4-23       " "    143400     17.897        20.98                   " "
4-24       " "      34000     17.599        20.78                   " "
4-27       " "    216300     17.599        20.32                   " "
The New Germany Fund, Inc.Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          5/4/98